Capital Withdrawal Payable To General Partner (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Capital Withdrawal Payable To General Partner [Abstract]
Capital withdrawal payable to General Partner	$ 1,276,588	$ 2,405,883
Amount of profit share included in capital withdrawals payable to General Partner	926,588	1,755,883
Withdrawals payable to General Partner	$ 350,000	$ 650,000